Parent Company Statements (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of condensed balance sheets

Condensed Balance Sheets
	December 31,
	2014	2013
Assets:
Cash	$1,710,053	$5,237,387
Investments in and advances to subsidiary	94,449,977	85,746,512
ESOP loan receivable	—	144,878
Other assets	314,565	531,118
Due from related parties	423,651	133,515
Total assets	$96,898,246	$91,793,410
Liabilities and stockholders’ equity:
Other liabilities	$1,125,553	$1,149,506
Stockholders’ equity	95,772,693	90,643,904
Total liabilities and stockholders’ equity	$96,898,246	$91,793,410

Schedule of condensed statements of income

Condensed Statements of Income
	Years Ended December 31,
	2014	2013	2012
Revenue:
Dividends from subsidiary	$—	$3,300,000	$5,000,000
Interest on investments and deposits	6,599	15,333	20,300
Total revenue	6,599	3,315,333	5,020,300
Expenses:
Compensations and benefits	219,440	246,736	198,095
Other expenses	247,770	279,845	230,393
Total expenses	467,210	526,581	428,488

(Loss) income before taxes and equity in undistributed net income of subsidiary	(460,611)	2,788,752	4,591,812

Benefit for income taxes	(177,175)	(198,000)	(157,000)
(Loss) income before equity in undistributed net income of subsidiary	(283,436)	2,986,752	4,748,812
Equity in undistributed net income:
Subsidiary bank	5,411,138	3,099,436	1,011,606

Net income attributable to Oneida Financial Corp.	$5,127,702	$6,086,188	$5,760,418

Schedule of condensed statements of cash flow

Condensed Statements of Cash Flows
	Years Ended December 31,
	2014	2013	2012
Operating activities:
Net income attributable to Oneida Financial Corp.	$5,127,702	$6,086,188	$5,760,418
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP shares earned	231,500	350,079	350,113
Other assets/liabilities, net	191,814	7,945	(285,192)
Equity in undistributed net income of subsidiary bank	(5,411,138)	(3,099,436)	(1,011,606)
Net cash provided by operating activities	139,878	3,344,776	4,813,733
Investing activities:
Investment in subsidiary bank	(231,500)	(350,079)	(350,113)
Decrease in ESOP loan	144,878	212,015	253,185
Change in due from related parties	(290,136)	(133,515)	—
Net cash used in investing activities	(376,758)	(271,579)	(96,928)
Financing activities:
Dividends paid	(3,354,605)	(3,350,382)	(3,282,056)
Exercise of stock options	133,908	46,371	—
Repurchase of common shares	(69,757)	(39,754)	(1,039,703)
Net cash used in financing activities	(3,290,454)	(3,343,765)	(4,321,759)
Net (decrease) increase in cash and cash equivalents	(3,527,334)	(270,568)	395,046
Cash and cash equivalents at beginning of year	5,237,387	5,507,955	5,112,909
Cash and cash equivalents at end of year	$1,710,053	$5,237,387	$5,507,955

Supplemental disclosures of cash flow information:
Non-cash financing activities:
Dividends declared and unpaid	$843,053	$843,268	$842,952